CONSOLIDATED BALANCE SHEETS	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY
Current assets:
Cash and cash equivalents	$ 854,348,032	5,300,887,799	$ 1,150,492,347	7,138,344,814
Restricted cash	134,802,397	836,394,951		739,543,614
Short-term investment	1,037,754,986	6,438,854,587		3,635,090,955
Accounts receivable, net	294,421,228	1,826,765,949		1,518,230,029
Due from related parties	1,703,404	10,568,937		21,774,669
Prepayments and other current assets	398,044,569	2,469,707,335		1,215,756,287
Deferred tax assets, current	31,187,082	193,503,366		96,979,500
Total current assets	2,752,261,698	17,076,682,924		14,365,719,868
Long-term deposits and prepayments	49,424,783	306,661,011		559,185,652
Long-term loan receivable	31,085,314	192,871,939		178,584,102
Long-term receivables due from related parties	82,203,411	510,039,284		8,166,667
Land use rights	16,853,442	104,568,868		107,476,794
Property, equipment and software	841,412,252	5,220,626,461		1,412,943,693
Investments	857,227,935	5,318,756,447		2,857,213,480
Goodwill	305,016,876	1,892,507,708		972,531,184
Intangible assets	107,694,673	668,202,371		356,653,022
Total assets	5,043,180,384	31,290,917,013		20,818,474,462
Current liabilities:
Short-term debt	573,846,604	3,560,488,641		774,599,341
Accounts payable	371,355,369	2,304,111,525		1,637,545,824
Due to related parties	2,747,817	17,049,103		11,216,780
Salary and welfare payable	84,639,961	525,157,105		257,641,763
Taxes payable	54,709,783	339,452,319		315,299,656
Advances from customers	634,606,183	3,937,477,522		2,451,931,450
Accrued liability for customer reward program	69,440,884	430,852,908		284,668,935
Other payables and accruals	257,891,508	1,600,113,658		635,104,949
Total current liabilities	2,049,238,109	12,714,702,781		6,368,008,698
Deferred tax liabilities, non-current	21,356,194	132,506,644		63,197,155
Long-term Debt	1,300,000,000	8,065,980,000		5,657,182,650
Total liabilities	3,370,594,303	20,913,189,425		12,088,388,503
Commitments and contingencies (Note 21)
Shareholders' equity
Share capital (US$0.01 par value; 100,000,000 shares authorized, 33,828,251 and 35,146,982 shares issued and outstanding as of December 31, 2013 and 2014, respectively.)	497,256	3,085,272		3,033,490
Additional paid-in capital	778,135,870	4,828,021,816		4,088,484,766
Statutory reserves	21,612,795	134,098,747		118,449,230
Accumulated other comprehensive (loss) / income	71,492,018	443,579,376		372,634,580
Retained earnings	922,867,711	5,726,024,997		5,498,934,733
Less: Treasury stock (3,777,087 and 3,323,262 shares as of December 31, 2013 and 2014, respectively.)	(258,780,729)	(1,605,630,913)		(1,551,141,268)
Total Ctrip's shareholders' equity	1,535,824,921	9,529,179,295		8,530,395,531
Non-controlling interests	136,761,160	848,548,293		199,690,428
Total shareholders' equity	1,672,586,081	10,377,727,588		8,730,085,959
Total liabilities and shareholders' equity	$ 5,043,180,384	31,290,917,013		20,818,474,462